Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 2,392,249	$ 2,007,954
Contributions to defined contribution plans	9,011	8,399
Current and past service costs related to defined benefit plans	56,223	58,537
Termination benefits	27,758	16,743
Equity-settled share-based payment transactions	11,074	13,451
Cash-settled share-based payment transactions	0	4,538
Personnel expenses	$ 2,496,315	$ 2,109,622